UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C. 20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [  ];  	Amendment Number:

This Amendment  (Check only one); 	[  ]  is a restatement
				     	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Vitol Holding SARL
Address:  	BOULEVARD DU POINT D'ARVE 28,
	  	CH1205 GENEVA
		P.O. BOX 384 GENEVA,
		SWITZERLAND 1211

Form 13F File Number:  28-14632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  	David Fransen
Title: 	Managing Director
Phone: 	+41.223.221.181

Signature, Place and date of signing:

/s/  David Fransen	Geneva, Switzerland	May 3, 2012

Report Type  (Check only one):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
      	manager are reported in this report).

[   ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ x ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:

Form 13F File Number		Name
028-				Teilinger Investments SA

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		Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                          ------------

Form 13F Information Table Entry Total:       1
                                          ------------

Form 13F Information Table Value Total:    $472
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  	Form 13F File Number	Name
1	28-14626		Teilinger Capital Ltd.


FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
NAME                    TITLE                 VALUE    SHARES/           PUT/    INVESTMENT   OTHER
OF ISSUER               OF CLASS   CUSIP      (X$1000) PRN AMT   SH/PRN  CALL    DISCRETION   MANAGERS    SOLE   SHARED     NONE
------------------      --------   ---------  -------- -------   ------  ----    ----------   --------    ----   ------     ----
Gran Tierra Energy Inc  COM        38500T101  472      75,000    SH              SHARED                          75,000
